Auditor's remuneration	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Auditors Remuneration [line items]
Auditor's remuneration
24 Auditor’s remuneration

	Total remuneration of the group		Of which in the Netherlands

	2025	2024	2025	2024

Audit fees	34	32	6	6

Audit-related service fees	5	5	1	-

Tax	-	-	-	-

Other services	-	-	-	-

Total	38	37	7	6

The Board proposed for approval at the shareholders’ meeting the appointment of Ernst & Young Accountants LLP as independent auditor of Aegon Ltd. for the financial statements of 2025. The proposal was approved by the general meeting of shareholders on June 12, 2024. EY Accountants B.V. succeeded Ernst & Young Accountants LLP as independent auditor of Aegon Ltd. effective June 29, 2024.
Audit fees consist of fees billed for the annual financial statements audit (including quarterly reviews), subsidiary audits, equity investment audits, and other procedures required to be performed by the independent auditor to be able to form an opinion on Aegon’s consolidated financial statements. These other procedures include information systems and procedural reviews, as well as testing performed to understand and place reliance on the systems of internal control, and consultations related to the audit or quarterly review.
They also include fees billed for other audit services, which are those services that only the external auditor reasonably can provide, and include statutory audits or financial audits for subsidiaries or affiliates of the Company and services associated with SEC registration statements, periodic reports, and other documents filed with the SEC or other documents issued in connection with securities offerings.
Audit-related services include, among others, assurance services to report on internal controls for third parties, due diligence services pertaining to potential business acquisitions/dispositions; discussions, review and testing of certain information related to the adoption of new accounting standards impacting future periods, financial reporting or disclosure matters not classified as “Audit services;” financial audits of employee benefit plans; and agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters.